Subsequent events (Details) $ / shares in Units, ¥ in Millions, $ in Millions		1 Months Ended		4 Months Ended	12 Months Ended			37 Months Ended
	Mar. 08, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Apr. 20, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 20, 2023 USD ($) shares
Subsequent events
Shares repurchased during the year | ¥					¥ 1,823	¥ 5,246	¥ 312
Subsequent event
Subsequent events
Cash dividend, per ordinary share | $ / shares	$ 0.31
Dividends Payable	$ 1,000
Dividends Payable, expected payment date	Apr. 27, 2023
Subsequent event | SHANGHAI STOCK EXCHANGE [Member]
Subsequent events
Proceeds from REITS listed on the shanghai stock exchange | ¥			¥ 1,700
Subsequent event | Series B Preferred Stock [Member]
Subsequent events
Preference shares financing		$ 210
Subsequent event | American Depositary Share [Member]
Subsequent events
Shares repurchased during the year (in ADS shares) | shares				3,839,490				20,255,890
Shares repurchased during the year				$ 153				$ 1,290
Cash dividend, per ordinary share | $ / shares	$ 0.62
Dividends Payable, expected payment date	May 04, 2023